Lease Transactions (Maturity of the Lease Payment Receivables of Sales Type and Direct Financing Lease Transactions) (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2023	Mar. 31, 2022
Leases [Abstract]
2024	¥ 507,241
2025	466,812
2026	387,246
2027	274,201
2028	205,295
2029 and thereafter	205,482
Total undiscounted cash flows	2,046,277	¥ 1,855,125
Difference between undiscounted cash flows and the lease receivables recognized on balance sheet	(307,495)
Amount on balance sheet	¥ 1,738,782